FAIR VALUE MEASUREMENTS - Summary of Activity In Marketable Securities (Details) - Residual interest securities - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	$ 133		$ 10,368	$ 2,066
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	34,506	$ 11,952	11,952	0
Purchases	12,333	16,527	24,440	16,177
Sales		(872)	(872)	(602)
Principal payments	(9,430)	(1,002)	(2,184)	(1,576)
Change in fair value	897	870	1,170	(2,047)
Ending Balance	$ 38,306	$ 27,475	$ 34,506	$ 11,952